Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2018
Trade receivables [member]
Summary of Financial Assets

Trade receivables as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Trade accounts and notes receivable	¥675,032	¥688,102
Other	103,504	126,750
Allowance for doubtful accounts	(14,510)	(14,389)

Total	¥764,026	¥800,463